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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: This Amendment: (Check only one:): [ ] is a restatement[ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


                    Name:     George Kaiser Family Foundation
                    Address:  7020 South Yale, Suite 220
                              Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                    Person Signing this report on Behalf of Reporting Manager:

                    Name:   Robert Thomas
                    Title:  Chief Investment Officer
                    Phone:  (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING

/s/Robert Thomas   Tulsa, OK      April 21, 2011
-----------------  -------------  --------------
[Signature]        [City, State]  [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $1,056,505

                                   (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                        FORM 13F INFORMATION TABLE
                           AS OF MARCH 31, 2011

COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7                     COLUMN 8
                   TITLE OF              VALUE X                       PUT/
NAME OF ISSUER      CLASS      CUSIP      $1000    SHRS OR     SH/     CALL  INVESTMENT    OTHER                  VOTING AUTHORITY
                                                   PRN AMT     PRN           DISCRETION   MANAGERS   SOLE         SHARED   NONE
Unit Corporation   Common    909218109   378,151  6,104,131    SH                 Sole               6,104,131

BOK Financial      Common    05561Q201   253,900  4,912,919    SH                 Sole               4,912,919

Anadarko
Petroleum          Common    032511107   213,238  2,603,000    SH                 Sole               2,603,000

Petroleo
Brasileiros        Common    71654V408   147,392  3,645,600    SH                 Sole               3,645,600

Sandridge          Common    80007P907    47,891  6,670,000    SH      Call       Sole               6,670,000

Shaw Group         Common    820280105    15,935    450,000    SH                 Sole                 450,000